Schedule of Investments - March 31, 2023
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United Kingdom		18.89%
France		18.58%
Netherlands		13.31%
United States		11.87%
Canada		8.51%
Germany		6.59%
Sweden		4.21%
Italy		3.67%
Japan		3.29%
Korea		3.06%
Australia		2.02%
Luxembourg		1.20%
Switzerland		0.93%
Taiwan		0.91%
Short-term securities and liabilities in excess of other assets		2.96%
* Based on country of risk.

			Shares
COMMON STOCKS - 97.04%			Held	Value
COMMUNICATION SERVICES - 3.11%
Media - 1.20%
RTL Group SA (v)			770	$37,933

Wireless Telecommunication Services - 1.91%
Vodafone Group PLC (v)			54,546	60,169
TOTAL COMMUNICATION SERVICES				98,102

CONSUMER DISCRETIONARY - 8.14%
Automobile Components - 2.92%
Magna International, Inc.			1,722	92,248

Automobiles - 1.25%
Bayerische Motoren Werke AG (v)			386	39,456

Hotels, Restaurants & Leisure - 3.97%
Accor SA (a) (v)			3,340	108,587
Compass Group PLC (v)			660	16,587
				125,174
TOTAL CONSUMER DISCRETIONARY				256,878

CONSUMER STAPLES - 10.15%
Beverages - 5.81%
Britvic PLC (v)			2,800	30,837
Coca-Cola Europacific Partners PLC			570	33,738
Heineken Holding NV (v)			1,297	118,998
				183,573
Consumer Staples Distribution & Retail - 0.62%
Tesco PLC (v)			5,938	19,467

Household Products - 2.67%
Henkel AG & Company KGaA (v)			1,160	84,387

Personal Care Products - 1.05%
Unilever PLC (v)			638	33,060
TOTAL CONSUMER STAPLES				320,487

ENERGY - 14.90%
Energy Equipment & Services - 3.38%
Expro Group Holdings NV (a)			1,559	28,623
Schlumberger NV			960	47,136
Subsea 7 SA (v)			2,600	30,864
				106,623
Oil, Gas & Consumable Fuels - 11.52%
Cenovus Energy, Inc.			3,970	69,266
Kosmos Energy Ltd. (a)			13,218	98,343
Parkland Corp.			1,400	33,563
Shell PLC (v)			2,027	58,076
Suncor Energy, Inc.			2,370	73,580
TotalEnergies SE (v)			525	30,956
				363,784
TOTAL ENERGY				470,407

FINANCIALS - 26.61%
Banks - 17.23%
ABN AMRO Bank NV (r) (v)			3,100	49,158
Barclays PLC (v)			23,317	41,968
BNP Paribas SA (v)			1,864	111,314
ING Groep NV (v)			6,807	80,835
Lloyds Banking Group PLC (v)			105,600	62,088
NatWest Group PLC (v)			9,014	29,413
Societe Generale SA (v)			2,841	64,012
UniCredit SpA (v)			5,590	105,360
				544,148
Capital Markets - 2.96%
Rothschild & Company			1,850	93,395

Insurance - 6.42%
Enstar Group Ltd. (a)			299	69,305
Tokio Marine Holdings, Inc. (v)			5,400	103,923
Zurich Insurance Group AG (v)			61	29,231
				202,459
TOTAL FINANCIALS				840,002

HEALTH CARE - 5.38%
Health Care Equipment & Supplies - 4.34%
Koninklijke Philips NV (v)			2,577	47,332
Medtronic PLC			1,110	89,488
				136,820
Pharmaceuticals - 1.04%
Euroapi SA (a) (v)			5	57
GSK PLC (v)			1,047	18,499
Sanofi (v)			133	14,428
				32,984
TOTAL HEALTH CARE				169,804

INDUSTRIALS - 18.49%
Aerospace & Defense - 9.73%
Airbus SE (v)			835	111,530
Babcock International Group PLC (a) (v)			16,000	59,107
BAE Systems PLC (v)			5,775	69,854
Safran SA (v)			450	66,617
				307,108
Air Freight & Logistics - 2.58%
International Distributions Services PLC (v)			29,429	81,493

Industrial Conglomerates - 2.67%
Siemens AG (v)			520	84,242

Machinery - 1.20%
CNH Industrial NV			1,793	27,379
Iveco Group NV (a) (v)			1,110	10,498
				37,877
Passenger Airlines - 2.03%
Qantas Airways Ltd. (a) (v)			14,300	63,827

Professional Services - 0.28%
Hudson Global, Inc. (a)			399	8,902
TOTAL INDUSTRIALS				583,449

INFORMATION TECHNOLOGY - 8.18%
Communications Equipment - 4.21%
Telefonaktiebolaget LM Ericsson (v)			22,644	132,735

Semiconductors & Semiconductor Equipment - 0.91%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR			310	28,836

Technology Hardware, Storage & Peripherals - 3.06%
Samsung Electronics Company Ltd. (v)			1,950	96,429
TOTAL INFORMATION TECHNOLOGY				258,000

MATERIALS - 2.08%
Chemicals - 2.08%
Akzo Nobel NV (v)			840	65,701
TOTAL MATERIALS				65,701

Total common stocks (Cost $2,721,676)				3,062,830

Total long-term investments (Cost $2,721,676)				3,062,830
			Principal
SHORT-TERM INVESTMENTS - 4.50%			Amount
Time Deposits - 4.50%
JPMorgan Chase & Company, 4.18%, 04/03/2023*			$142,007	142,007
Total short-term investments (Cost $142,007)				142,007

Total investments - 101.54% (Cost $2,863,683)				3,204,837

Liabilities in excess of other assets - (1.54)%				(48,614)

Net assets - 100.00%				$3,156,223

(a)	- Non-income producing security.
(r)
- Rule 144A security under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $49,158, which represented 1.56% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model. The total market value of these securities was $2,269,028, which represented 71.89% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$793,802
Time Deposits	142,007
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	98,102
Consumer Discretionary	164,630
Consumer Staples	286,749
Energy	119,896
Financials	677,302
Health Care	80,316
Industrials	547,168
Information Technology	229,164
Materials	65,701
Level 3 --- Significant unobservable inputs	-

Total Investments	$3,204,837

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.